Document and Entity Information	Jun. 01, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 1, 2020, Independence Realty Trust, Inc. (“IRT”) filed a Current Report on Form 8-K (the “Original Form 8-K”) regarding an investor slide presentation and press release. IRT is filing this amended report (the “Amended Form 8-K”) for the sole purpose of correcting a typographical error in the first item reference number that appeared in the Original Form 8-K. Instead of referencing Item 2.01, the first item reference number in the Original Form 8-K was intended to reference Item 2.02. The full text of the updated item from the Original Form 8-K is set forth below as previously filed, except with the corrected item number and a new incorporation reference. Except as otherwise expressly noted herein, this Amended 8-K does not modify or update in any way the disclosures or exhibits presented in the Original Form 8-K, nor does it reflect events occurring after the date and time of the filing of the Original Form 8-K. Accordingly, this Amended Form 8-K should be read in conjunction with the Original Form 8-K. The information in this Current Report is being furnished and shall not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended, or otherwise subject to the liabilities of that Section. The information in this Current Report shall not be incorporated by reference into any registration statement or other document pursuant to the Securities Act of 1933, as amended.
Entity Registrant Name	Independence Realty Trust, Inc.
Entity Central Index Key	0001466085
Document Period End Date	Jun. 01, 2020
Entity Incorporation, State or Country Code	MD
Entity Emerging Growth Company	false
Entity File Number	001-36041
Entity Tax Identification Number	26-4567130
Entity Address, Address Line One	1835 Market Street,
Entity Address, Address Line Two	Suite 2601
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	(267)
Local Phone Number	270-4800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common stock
Trading Symbol	IRT
Name of each exchange on which registered	NYSE